Unaudited Condensed Consolidated Statement of Owners' Equity (Parentheticals) (Owners' Equity [Member], TIR Entities [Member])	3 Months Ended
Mar. 31, 2015
Owners' Equity [Member] | TIR Entities [Member]
Interest in the TIR Entities	49.90%